Earnings (Loss) Per Common Share (Earnings Per Share Computation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings (Loss) Per Common Share [Abstract]
Net income attributable to Leucadia National Corporation common shareholders for basic earnings per share	$ 119,437	$ (291,022)	$ 186,309	$ 10,507	$ 1,695,222	$ 287,755	$ (235,144)	$ 191,479	$ 25,231	$ 1,939,312	$ 550,280
Interest on 3 3/4% Convertible Notes										3,707	7,199
Net income attributable to Leucadia National Corporation common shareholders for diluted earnings per share									$ 25,231	$ 1,943,019	$ 557,479
Denominator for basic earnings (loss) per share - weighted average shares	244,583	244,580	244,521	244,082	243,546	243,317	243,312	243,291	244,425	243,379	241,437
Stock options									73	42	2
Warrants									75
3 3/4 % Convertible Notes										4,251	6,410
Denominator for diluted earnings (loss) per share	248,874	244,580	249,026	244,620	247,847	247,572	243,312	247,594	244,573	247,672	247,849